Class C2 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class C2 | Western Asset Short Duration Municipal Income Fund | Class C2
Prospectus [Line Items]
Annual Return [Percent]	3.83%	1.48%	3.11%	(3.80%)	(0.31%)